Taxation - Additional information (Details) - HKD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax Expense [Line Items]
Effective income tax rate	0.00%	(2.20%)
China | State Administration of Taxation, China
Income Tax Expense [Line Items]
Effective income tax rate	25.00%
Number of years reconfirmed as high and new technology enterprise	3 years
Effective income tax rate for high and new technology enterprise	15.00%
Hong Kong(HK) | Inland Revenue, Hong Kong
Income Tax Expense [Line Items]
Assessable profits	$ 2.0
First HK$2 million of profits, tax rate	8.25%
Effective income tax rate	16.50%